UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    UNITRIN, INC.
Address: One East Wacker Drive, 9th Floor
         Chicago, IL  60601

13F File Number:  028-02715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Roeske
Title:     Vice President
Phone:     312-661-4600

Signature, Place, and Date of Signing:

 /s/ Richard Roeske     Chicago, IL     February 07, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $361,688 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-00121                     TRINITY UNIVERSAL INSURANCE COMPANY

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2875    60000 SH       OTHER   01                  0    60000        0
ABITIBIBOWATER INC             COM NEW          003687209       67     2833 SH       DEFINED                  2833        0        0
AIR PRODS & CHEMS INC          COM              009158106      910    10000 SH       OTHER   01                  0    10000        0
ALTRIA GROUP INC               COM              02209S103     2954   120000 SH       OTHER   01                  0   120000        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     1620    35000 SH       OTHER   01                  0    35000        0
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682      239      250 SH       DEFINED 01                250        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    20336   800000 SH       DEFINED                800000        0        0
CATERPILLAR INC DEL            COM              149123101     3278    35000 SH       OTHER   01                  0    35000        0
CHEVRON CORP NEW               COM              166764100     5931    65000 SH       OTHER   01                  0    65000        0
CIT GROUP INC                  COM NEW          125581801      331     7026 SH       DEFINED                  7026        0        0
COCA COLA CO                   COM              191216100     6577   100000 SH       OTHER   01                  0   100000        0
CONOCOPHILLIPS                 COM              20825C104     3746    55000 SH       OTHER   01                  0    55000        0
ENTERPRISE PRODS PARTNERS L    COM              293792107     3121    75000 SH       OTHER   01                  0    75000        0
EXXON MOBIL CORP               COM              30231G102     8043   110000 SH       OTHER   01                  0   110000        0
EXXON MOBIL CORP               COM              30231G102     1755    24000 SH       DEFINED                 24000        0        0
FIFTH STREET FINANCE CORP      COM              31678A103     8943   736689 SH       DEFINED 01             736689        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     3603    30000 SH       OTHER   01                  0    30000        0
INTEL CORP                     COM              458140100     1577    75000 SH       OTHER   01                  0    75000        0
INTERMEC INC                   COM              458786100   137538 10864004 SH       DEFINED 01           10864004        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3229    22000 SH       OTHER   01                  0    22000        0
ISHARES TR                     RUSSELL 2000     464287655     8606   110000 SH       DEFINED 01             110000        0        0
ISHARES TR                     S&P 500 INDEX    464287200    37875   300000 SH       DEFINED 01             300000        0        0
JOHNSON & JOHNSON              COM              478160104     4020    65000 SH       OTHER   01                  0    65000        0
KRAFT FOODS INC                CL A             50075N104     2678    85000 SH       OTHER   01                  0    85000        0
MCDONALDS CORP                 COM              580135101     4068    53000 SH       OTHER   01                  0    53000        0
MEDTRONIC INC                  COM              585055106      927    25000 SH       OTHER   01                  0    25000        0
MERCK & CO INC NEW             COM              58933Y105     2523    70000 SH       OTHER   01                  0    70000        0
MICROSOFT CORP                 COM              594918104     1116    40000 SH       OTHER   01                  0    40000        0
NORTHROP GRUMMAN CORP          COM              666807102    15600   240810 SH       DEFINED 01             240810        0        0
NRG ENERGY INC                 COM NEW          629377508        2      118 SH       DEFINED                   118        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     2943    30000 SH       OTHER   01                  0    30000        0
PEPSICO INC                    COM              713448108     2940    45000 SH       OTHER   01                  0    45000        0
PHILIP MORRIS INTL INC         COM              718172109     7024   120000 SH       OTHER   01                  0   120000        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     4081    65000 SH       OTHER   01                  0    65000        0
PRAXAIR INC                    COM              74005P104     1718    18000 SH       OTHER   01                  0    18000        0
PROCTER & GAMBLE CO            COM              742718109     3860    60000 SH       OTHER   01                  0    60000        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    32695   260000 SH       DEFINED 01             260000        0        0
SYSCO CORP                     COM              871829107      588    20000 SH       OTHER   01                  0    20000        0
TARGET CORP                    COM              87612E106     2405    40000 SH       OTHER   01                  0    40000        0
TEXAS INSTRS INC               COM              882508104     1625    50000 SH       OTHER   01                  0    50000        0
WAL MART STORES INC            COM              931142103     2157    40000 SH       OTHER   01                  0    40000        0
WALGREEN CO                    COM              931422109     2532    65000 SH       OTHER   01                  0    65000        0
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104     3032    65000 SH       OTHER   01                  0    65000        0